Goodwill and Other Intangible Assets - Summary of Change in the Net Carrying Amount of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill [Roll Forward]
Balance, beginning of period	$ 1,786,554	$ 1,951,444
Acquisitions	3,584	0
Dispositions	0	(148,264)
Reclassification to Long-term assets held for sale	(2,015)
Impairments	0	0
Currency translation adjustments	40,242	(16,626)
Adjustments to prior acquisitions	0	0
Balance, end of period	1,828,365	1,786,554
Brazil
Goodwill [Roll Forward]
Balance, beginning of period	501,055	417,938
Acquisitions	0	0
Dispositions	0	0
Reclassification to Long-term assets held for sale	0
Impairments	0	0
Currency translation adjustments	(7,682)	83,117
Adjustments to prior acquisitions	0	0
Balance, end of period	493,373	501,055
Mexico
Goodwill [Roll Forward]
Balance, beginning of period	480,985	578,350
Acquisitions	0	0
Dispositions	0	0
Reclassification to Long-term assets held for sale	0
Impairments	0	0
Currency translation adjustments	22,388	(97,365)
Adjustments to prior acquisitions	0	0
Balance, end of period	503,373	480,985
Andean
Goodwill [Roll Forward]
Balance, beginning of period	253,911	246,375
Acquisitions	0	0
Dispositions	0	0
Reclassification to Long-term assets held for sale	0
Impairments	0	0
Currency translation adjustments	18,270	7,536
Adjustments to prior acquisitions	0	0
Balance, end of period	272,181	253,911
Rest of World
Goodwill [Roll Forward]
Balance, beginning of period	88,802	246,980
Acquisitions	3,584	0
Dispositions	0	(148,264)
Reclassification to Long-term assets held for sale	0
Impairments	0	0
Currency translation adjustments	6,312	(9,914)
Adjustments to prior acquisitions	0	0
Balance, end of period	98,698	88,802
Online & Partnerships
Goodwill [Roll Forward]
Balance, beginning of period	459,786	459,786
Acquisitions	0	0
Dispositions	0	0
Reclassification to Long-term assets held for sale	0
Impairments	0	0
Currency translation adjustments	954	0
Adjustments to prior acquisitions	0	0
Balance, end of period	460,740	459,786
Other
Goodwill [Roll Forward]
Balance, beginning of period	2,015	2,015
Acquisitions	0	0
Dispositions	0	0
Reclassification to Long-term assets held for sale	(2,015)
Impairments	0	0
Currency translation adjustments	0	0
Adjustments to prior acquisitions	0	0
Balance, end of period	$ 0	$ 2,015